(Loss)/Earnings Per Share - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Adjustment to basic earnings per share	$ 0
Dilutive potential ordinary shares		0